Short-Term Borrowings (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings
	As of
	June 30, 2025	December 31, 2025
	RMB	RMB
		(Unaudited)
Short-term borrowings
Xiamen International Bank Co., Ltd.	4,277,000	4,000,000
Total	4,277,000	4,000,000

	As of June 30,
	2024	2025
	RMB	RMB
Xiamen International Bank Co., Ltd. (“Xiamen International”)	4,700,000	4,277,000
Total	4,700,000	4,277,000